Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue		$ 891,513	$ 1,116,219
Revenue - related party		6,571	5,759
Total Revenue		898,084	1,121,978
Cost of revenue		726,252	866,559
Gross profit		171,832	255,419
Operation Expenses:
Compensation - officers		120,000	121,385
Research and development		208,238	201,899
Professional fees		107,899	142,955
General and administrative		255,531	256,210
Total Operating Expenses		691,668	722,449
Loss from Operations		(519,836)	(467,030)
Other Income (Expense):
Interest expense, net		(105,830)	91
Other income		0	588
Other expense		(1)	(588)
Total other expense		(105,831)	91
Loss before income taxes		(625,667)	(466,939)
Tax expense		694	495
Net Loss		$ (626,361)	$ (467,434)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted		34,574,706	34,574,706
Net loss per common share - Basic and Diluted	[1]	$ (.02)	$ (0.01)

[1]	* Denotes a loss of less than $(0.01) per share